Leases - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Finance lease, renewal term	5 years	5 years
Amortization of ROU assets		$ 39,044	$ 15,406
Sale leaseback arrangement, impairment loss		$ 18,900
Impairment losses			$ 200
Lease term
Lessee, Lease, Description [Line Items]
Amortization of ROU assets	$ 23,500
Minimum | Real estate
Lessee, Lease, Description [Line Items]
Finance lease, renewal term	1 year	1 year
Maximum | Real estate
Lessee, Lease, Description [Line Items]
Finance lease, renewal term	20 years	20 years